Income tax recovery and deferred tax assets and liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Income tax recovery and deferred tax assets and liabilities
Non-capital losses expired	The non-capital losses expire between 2024 and 2039.